UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23245

NB Crossroads Private Markets Fund V (TE) LP

(Exact name of registrant as specified in charter)

325 North Saint Paul Street

49th Floor

Dallas, TX 75201

(Address of principal executive offices) (Zip code)

James Bowden, Chief Executive Officer and President

Neuberger Berman Investment Advisers LLC

53 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code:           (212) 476-8800

Date of fiscal year end:     March 31

Date of reporting period:     September 30, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund V (TE) LP

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investment in the Master Fund, at fair value	$109,587,762
Investment in Money Market Fund	766,642
Prepaid legal fees	1,022
Interest receivable	6

Total Assets	$110,355,432

Liabilities

Deferred tax payable	$722,486
Distribution and servicing fees payable	126,307
Tax preparation fees payable	32,308
Due to Affiliate	16,560
Administration service fees payable	9,500
Professional fees payable	8,125
Other payables	1,221

Total Liabilities	$916,507

Commitments and contingencies (Note 4)

Partners’ Capital - Net Assets	$109,438,925

Units of Partnership Interests outstanding (unlimited units authorized)	64,959.28
Net Asset Value Per Unit	$1,684.73

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Net Investment Loss Allocated from the Master Fund:

Dividend income	$57,261
Interest income	57
Expenses	(605,288)

Total Net Investment Loss Allocated from the Master Fund	(547,970)

Fund Income:

Interest income	46

Total Fund Income	46

Fund Expenses:

Distribution and servicing fees	252,614
Tax preparation fees	57,793
Administration service fees	19,000
Tax expense	15,725
Professional fees	10,170
Other expenses	11,105

Total Fund Expenses	366,407

Net Investment Loss	(914,331)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund (Note 2)

Net realized gain on investment in the Master Fund	5,799,061
Net change in unrealized appreciation on investment in the Master Fund	22,631,088
Incentive carried interest	(1,926,107)

Net Realized and Change in Unrealized Gain on Investment in the Master Fund	26,504,042

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$25,589,711

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2021 (Audited)

Total Partners
Partners' committed capital	$101,045,500
Partners' capital at April 1, 2020	$42,242,839
Capital contributions	15,156,825
Net investment loss	(2,385,067)
Net realized gain on investment in the Master Fund	2,244,250
Net change in unrealized depreciation on investment in the Master Fund	27,197,417
Net change in incentive carried interest	(607,050)
Partners' capital at March 31, 2021	$83,849,214

For the six months ended September 30, 2021 (Unaudited)

Total Partners
Partners' committed capital	$101,045,500
Partners' capital at April 1, 2021	$83,849,214
Net investment loss	(914,331)
Net realized gain on investment in the Master Fund	5,799,061
Net change in unrealized appreciation on investment in the Master Fund	22,631,088
Net change in incentive carried interest	(1,926,107)
Partners' capital at September 30, 2021	$109,438,925

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners’ Capital – Net Assets resulting from operations	$25,589,711
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Master Fund	(1,010,454)
Distributions from the Master Fund	79,018
Change in fair value of investment in the Master Fund	(25,956,072)
Reclassification to short term investment	(766,642)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid legal fees	2,045
(Increase) decrease in interest receivable	17
Increase (decrease) in tax preparation fees payable	6,462
Increase (decrease) in due to Affiliate	(24,592)
Increase (decrease) in professional fees payable	(8,125)
Increase (decrease) in other payables	(3,261)
Increase (decrease) in tax payable	(63,293)
Net cash provided by (used in) operating activities	(2,155,186)

CASH FLOWS FROM FINANCING ACTIVITIES

Contributions from Partners	5,000

Net cash provided by (used in) financing activities	5,000

Net change in cash and cash equivalents	(2,150,186)
Cash and cash equivalents at the beginning of the period	2,150,186

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distribution of $79,018 received from the Master Fund for taxes paid and/or accrued by the Master Fund on behalf of the TE Fund.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund V (TE) LP

Consolidated Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,290.80	$857.62	$894.41	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(43.73)	(48.87)	(57.60)	(154.97)
Net realized and unrealized gain on investments	437.66	482.05	20.81	49.38
Net increase (decrease) in net assets resulting from operations after incentive carried interest	393.93	433.18	(36.79)	(105.59)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners’ Capital - Net Assets due to distributions to Partners	-	-	-	-
NET ASSET VALUE, END OF PERIOD	$1,684.73	$1,290.80	$857.62	$894.41
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	30.52%	50.51%	(4.11)%	(6.30	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$109,439	$83,849	$42,243	$14,203
Ratios to Average Partners' Capital - Net Assets: (5) (6)
Expenses	6.32%	5.58%	7.01%	27.87%
Net investment loss	(6.20)%	(5.39)%	(6.51)%	(25.70)%

INTERNAL RATES OF RETURN:
Internal Rate of Return (7)	33.35%	23.58%	(8.87)%	(15.59)%

(1)	Selected data for a unit of TE Fund interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the TE Fund during the period and assumes distributions, if any, were reinvested. The TE Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the TE Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based on the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios include expenses and carried interest allocated from the Master Fund.
(6)	For the six months ended September 30, 2021, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of NB Crossroads Private Markets Fund V Holdings LP

are an integral part of these consolidated financial statements.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited partnership on March 30, 2017. The TE Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the TE Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the TE Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the TE Fund may be extended by consent of a majority-in-interest of its Partners as defined in the TE Fund’s limited partnership agreement (the “Partnership Agreement”).

The TE Fund’s investment objective is to provide attractive risk-adjusted returns. The TE Fund pursues its investment objective by investing substantially all of its assets in NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”), through its consolidated subsidiary, NB Crossroads Private Markets Fund V (Offshore), Client LP, a Cayman Islands exempted partnership (the “Offshore Client Fund”). Neither the Master Fund, the TE Fund, nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund or the TE Fund will achieve its investment objective.

The financial statements of the Master Fund, including the Master Fund's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Master Fund's partners' contributed capital owned by the TE Fund at September 30, 2021 was approximately 29.89%.

The Board has overall responsibility to manage and supervise the operations of the TE Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operations of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the investments and to manage the day-to-day operations of the Master Fund.

2. Significant Accounting Policies

The TE Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its consolidated financial statements.

A. Basis of Accounting and Consolidation

The TE Fund’s policy is to prepare its consolidated financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the TE Fund are maintained in U.S. dollars.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

At September 30, 2021 the percentage of the Offshore Client Fund’s partners’ capital owned by the TE Fund was 100%. The financial position and results of operations of the Offshore Client Fund have been consolidated in these consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The value of the TE Fund's investment in the Master Fund reflects the TE Fund's proportionate interest in the total partners' contributed capital of the Master Fund at September 30, 2021. Valuation of the investments held by the Master Fund is discussed in Note 2 of the Master Fund's financial statements, attached to these consolidated financial statements.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the TE Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the TE Fund held $766,642 in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The TE Fund records its share of the Master Fund's investment income, expenses, and realized and change in unrealized gains and losses in proportion to the TE Fund's aggregate capital commitment to the Master Fund. The Master Fund's income and expense recognition policies are discussed in Note 2 of the Master Fund's financial statements, attached to these consolidated financial statements.

F. Income Taxes

The TE Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to Partners and, accordingly, there is no provision for income taxes reflected in these consolidated financial statements. The TE Fund has a tax year end of December 31.

The Offshore Client Fund is a Cayman Islands exempted partnership and is treated as a corporation for tax reporting.  The Offshore Client Fund has a tax year end of December 31. The Offshore Client Fund is subject to federal, state and local income taxes. As of September 30, 2021, the Offshore Advisory Fund has recorded a total deferred tax payable of $722,486.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the TE Fund's investment in the Master Fund for federal income tax purposes is based on amounts reported to the TE Fund on Schedule K-1 from the Master Fund. As of September 30, 2021, the TE Fund had not received information to determine the tax cost of the Master Fund. Based on the amounts reported to the TE Fund on Schedule K-1 as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the TE Fund at September 30, 2021, for federal income tax purposes aggregated $59,088,895. The net and gross unrealized appreciation for federal income tax purposes on the TE Fund's investment in the Master Fund was estimated to be $50,498,867.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the consolidated financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the TE Fund’s tax positions for the current tax year and has concluded that no provision for taxes is required in the TE Fund’s consolidated financial statements for the six months ended September 30, 2021. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Consolidated Statement of Operations. During the six months ended September 30, 2021, the TE Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Master Fund’s expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Distribution and Servicing Fees (as defined herein); legal fees; administration; auditing; tax preparation fees; custodial fees; costs of insurance; registration expenses; Independent Directors’ fees (as defined herein); and Advisory Fees (as defined herein).

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

3. Advisory Fee, Distribution and Servicing Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2021, the Master Fund incurred Advisory Fees totaling $1,436,743 of which $429,443 was allocated to the TE Fund.

Distributions from the Master Fund are made in the following priority: First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and then, 7% to the Special Limited Partner (as defined in Note 1 of the Master Fund). The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the final closing. Incentive carried interest is accrued based on the net asset value (“NAV”) of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. At September 30, 2021, the accrued and unpaid Incentive Carried Interest of the Master Fund was $8,548,637, of which $2,533,157 was allocated to the TE Fund.

In consideration for the services provided under the Placement Agreement, the TE Fund pays Neuberger Berman BD LLC (“NBBD” or the “Placement Agent”) a distribution and servicing fee (the "Distribution and Servicing Fee") quarterly in arrears at the annual rate of 0.50% during the period from the commencement of investment operations through the end of year eight, and at the annual rate of 0.15% thereafter, based on the Partners’ total capital commitments, determined and accrued as of the last day of each calendar quarter. For the six months ended September 30, 2021, the TE Fund incurred Distribution and Servicing Fees totaling $252,614.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial accounting, tax preparation, and investor services to the TE Fund. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $9,500 per calendar quarter. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the TE Fund. For the six months ended September 30, 2021, the TE Fund incurred administration service fees totaling $19,000.

The Board consists of six directors, each of whom is not an “interested person” of the TE Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2021, the Master Fund incurred $87,500 in Independent Directors’ fees, of which $26,154 was allocated to the TE Fund.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

As of September 30, 2021, one person had ownership of approximately 9.90% of the TE Fund’s total capital commitments and is treated as an “affiliated person”, as defined in the Investment Company Act, (the “Affiliated Person”). The affiliation between the Affiliated Person and the TE Fund is based solely on the capital commitments made and percentage ownership.

4. Capital Commitments from Partners

At September 30, 2021 capital commitments from Partners totaled $101,045,500. Capital contributions received by the TE Fund with regard to satisfying Partner capital commitments totaled $60,627,300, which represents approximately 60% of committed capital at September 30, 2021.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of capital commitments. During the six months ended September 30, 2021, the TE Fund did not issue any units.

The net profits or net losses of the TE Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined below.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the TE Fund’s Partnership Agreement. As of September 30, 2021, the TE Fund has not made any distributions to Partners.

5. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

6. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their capital commitments to the TE Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

7. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Master Fund’s portfolio companies.

NB Crossroads Private Markets Fund V (TE) LP

Notes to the Consolidated Financial Statements

September 30, 2021 (Unaudited)

8. Subsequent Events

The TE Fund has evaluated all events subsequent to September 30, 2021, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

NB Crossroads Private Markets Fund V (TE) LP

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the TE Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the six months ended September 30, 2021.

The TE Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The TE Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

NB Crossroads Private Markets Fund V Holdings LP

Financial Statements

(Unaudited)

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund V Holdings LP

For the six months ended September 30, 2021

NB Crossroads Private Markets Fund V Holdings LP

Statement of Assets, Liabilities and Partners’ Capital – Net Assets

As of September 30, 2021 (Unaudited)

Assets

Investments, at fair value (cost $219,850,069)	$386,985,040
Prepaid insurance	48,695
Deferred financing costs	24,387
Interest receivable	24

Total Assets	$387,058,146

Liabilities

Loan payable	$10,500,000
Advisory fee payable	718,372
Due to Affiliate	147,634
Professional fees payable	137,957
Administration service fees payable	56,389
Other payables	105,115

Total Liabilities	$11,665,467

Commitments and contingencies (Note 5)

Partners' Capital - Net Assets	$375,392,679

Units of Master Fund Interests outstanding (unlimited units authorized)	209,145.51
Net Asset Value Per Unit	$1,794.89

The accompanying notes are an integral part of these financial statements.

1

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.22%)
Advent International GPE IX Limited Partnership	Primary	10/2019-09/2021	North America	$4,951,779	$16,835,421
EQT VIII Co-Investment (H) SCSp	Co-Investment	09/2019	North America	-	46,296
Green Equity Investors, VIII, L.P.	Primary	12/2020-05/2021	North America	4,923,888	5,290,439
H&F Unite Partners, L.P.	Co-Investment	05/2019	North America	1,300,841	2,032,426
Hellman & Friedman Capital Partners IX, L.P.	Primary	04/2020-07/2021	North America	5,513,214	7,216,788
KKR Ascend Co-Invest L.P.	Co-Investment	05/2019	North America	2,600,000	3,120,000
KKR Banff Co-Investment L.P.	Co-Investment	10/2018	North America	2,250,000	3,600,000
KKR European Fund V (USD) SCSp	Primary	01/2020-05/2021	Europe	5,798,310	7,748,073
KKR Parrot Co-Invest, L.P.	Co-Investment	12/2019	Australia	3,300,000	5,584,168
KKR Precise Co-Invest L.P.	Co-Investment	05/2019	Europe	4,500,000	9,020,835
KKR Starlight Co-Invest II L.P.	Co-Investment	12/2018	North America	2,250,000	3,414,972
NB Bluebird S.à.r.l. (F)	Co-Investment	11/2019	Europe	3,435,491	20,428,119
NB Horoscope Aggregator II LP	Co-Investment	06/2021	Europe	1,510,302	1,434,026
NB HUB Aggregator LP	Co-Investment	11/2018	North America	1,518,945	2,524,552
PAI Strategic Partnerships SCSp	Secondary	12/2019-12/2020	Europe	4,603,878	5,488,880
TPG Healthcare Partners, L.P.	Primary	12/2019-09/2021	North America	296,662	582,250
TPG Partners VIII, L.P.	Primary	12/2019-09/2021	North America	1,652,594	2,367,942
Vertex Aggregator LP	Co-Investment	08/2018-09/2020	North America	1,238,944	1,687,429
				51,644,848	98,422,616
Small and Mid-cap Buyout (52.68%)
Ada Holdco LP	Co-Investment	10/2019-11/2019	North America	3,375,583	5,426,815
Advent Global Technology Limited Partnership	Primary	03/2020-09/2021	North America	9,390,000	16,423,354
AEA Investors Fund VII, L.P.	Primary	10/2019-05/2021	North America	3,562,583	3,595,387
Aquiline Financial Services Fund IV L.P.	Primary	12/2019-09/2021	North America	8,333,628	9,168,515
Aquiline Relation Co-Invest L.P.	Co-Investment	07/2019-10/2019	North America	1,701,611	3,573,383
ARL Holdings, LLC (F)	Co-Investment	04/2019-11/2019	North America	1,572,236	2,515,578
Arsenal Capital Partners Fund V LP	Primary	07/2019-07/2021	North America	9,047,367	11,937,183
Arsenal IO Co-Invest 1 LP	Co-Investment	07/2019-04/2021	North America	2,559,529	3,442,167
Athyrium ICH Holdings LP	Co-Investment	10/2019	North America	896,457	655,979
BRI Investments LLC (F)	Co-Investment	08/2019	North America	2,800,000	2,800,000
BU Adhesives Co-Investment III SCSP	Co-Investment	01/2019	Europe	1,289,998	2,367,922
Buzzard Midstream Infrastructure Co-Invest Pooling, L.P	Co-Investment	03/2019-11/2020	North America	4,050,552	4,488,451
Carlyle Prime Coinvestment, L.P.	Co-Investment	10/2019-04/2021	North America	1,292,673	1,761,116
CB Nike TopCo, LP (F)	Co-Investment	10/2019	Middle East	579,710	3,092,500
Charlesbank Technology Opportunities Fund, Limited Partnership	Primary	05/2020-08/2021	North America	3,329,451	7,059,000
Elm Bidco, L.P.	Co-Investment	02/2019-09/2020	North America	2,472,819	2,462,322
Greenbriar Coinvestment BDP, L.P.	Co-Investment	12/2018	North America	918,128	4,109,024
Holley Parent Holdings, LLC (F)	Co-Investment	10/2018	North America	43,959	4,227,888
Marmor Co-Investment, L.P.	Secondary	09/2019-01/2021	Europe	5,897,753	7,311,976
NB Mafalda S.a.r.l (F)	Co-Investment	07/2019	Europe	4,535,505	6,168,023
Oak Hill Capital Partners V, L.P.	Primary	12/2020-06/2021	North America	3,852,456	4,718,252
Oakley Capital IV-B SCSP	Primary	05/2019-06/2021	Europe	4,506,948	5,566,859
Plaskolite PPC Investor LLC	Co-Investment	12/2018	North America	1,400,000	2,180,506
Quadria Capital Fund II, L.P.	Primary	06/2019-09/2021	Asia	5,760,928	5,672,050
RCP Artemis Co-Invest, L.P.	Co-Investment	07/2019	North America	3,103,755	5,689,060
Rey de la Carne, L.P.	Co-Investment	11/2019-10/2020	North America	4,841,527	4,694,081
Rockbridge Portfolio Fund I L.P.	Secondary	12/2018-06/2021	North America	2,091,683	3,885,297
SS Acquisitions, Inc. (F)	Co-Investment	09/2019-02/2021	North America	360,050	5,835,042
Summit Partners Growth Equity Fund X-A, L.P.	Primary	03/2020-08/2021	North America	6,329,536	8,009,296
The Veritas Capital Fund VII, L.P.	Primary	09/2020-06/2021	North America	7,024,252	11,097,521
THL Equity Fund VIII Investors (Agiliti), L.P.	Co-Investment	01/2019	North America	3,346,924	10,709,452
THL Equity Fund VIII Investors (Automate), L.P.	Co-Investment	07/2019	Europe	2,308,079	23,556,909
Thomas H. Lee Equity Fund VI (2019), L.P.	Secondary	06/2019-01/2021	North America	-	-
VB Target L.P.	Co-Investment	01/2020	Asia	1,162,922	1,142,540
Wind Point Partners CV1, L.P.	Secondary	09/2018-12/2019	North America	1,783,257	2,400,000
				115,521,859	197,743,448

The accompanying notes are an integral part of these financial statements.

2

NB Crossroads Private Markets Fund V Holdings LP

Schedule of Investments

September 30, 2021 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (7.92%)
American Industrial Partners Capital Fund VII, L.P.	Primary	10/2019-07/2021	North America	5,529,366	5,587,120
Amulet Capital OHPE Co-Invest, L.P.	Co-Investment	03/2019-10/2019	North America	4,527,984	12,321,597
Centerbridge Special Credit Partners, L.P.	Secondary	02/2019-06/2021	North America	708,067	400,000
Cerberus AIR Partners, L.P.	Co-Investment	02/2019	Europe	3,061,212	3,883,302
Dragon Co-Investment Partners, L.P.	Co-Investment	09/2019-03/2021	North America	49,200	386,624
East Private Investments, LLC (F)	Co-Investment	07/2019	North America	2,800,000	3,640,000
Verscend Intermediate Holding Corp. (F)	Co-Investment	08/2018	North America	3,204,583	3,513,825
				19,880,412	29,732,468
Venture Capital (15.23%)
3L Capital Fund I, LP	Primary	04/2019-09/2021	North America	5,613,520	17,833,594
GGV Capital VII L.P.	Primary	01/2019-09/2021	North America	3,567,200	5,333,532
GGV Capital VII Plus L.P.	Primary	05/2019-09/2021	North America	955,500	1,267,223
GGV Discovery Fund II, L.P.	Primary	01/2019-09/2021	North America	2,210,000	3,794,740
Level Equity Growth Partners IV, L.P.	Primary	11/2018-08/2021	North America	6,067,677	11,373,683
Lightspeed China Partners IV, L.P.	Primary	10/2019-08/2021	Asia	1,650,000	2,347,995
Lightspeed China Partners Select I, L.P.	Primary	04/2019-09/2021	Asia	1,596,922	2,268,986
TA XIII-A, L.P.	Primary	12/2019-06/2021	North America	7,236,042	12,960,666
				28,896,861	57,180,419
Money Market Fund (1.04%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio				3,906,089	3,906,089
				3,906,089	3,906,089

Total Investments (cost $219,850,069) (103.09%)					386,985,040
Other Assets & Liabilities (Net) (-3.09%)					(11,592,361)
Partners' Capital - Net Assets (100.00%)					$375,392,679

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at September 30, 2021 aggregated $219,850,069. Total fair value of illiquid and restricted securities at
September 30, 2021 was $386,985,040 or 103.09% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.

The accompanying notes are an integral part of these financial statements.

3

NB Crossroads Private Markets Fund V Holdings LP

Statement of Operations

For the six months ended September 30, 2021 (Unaudited)

Investment Income:

Dividend income	$191,571
Interest income	190

Total Investment Income	191,761

Operating Expenses:

Advisory fees	1,436,743
Professional fees	163,117
Interest expense	111,458
Administration service fees	106,522
Independent Directors' fees	87,500
Financing costs	57,216
Insurance expense	27,833
Other expenses	34,662

Total Operating Expenses	2,025,051

Net Investment Loss	(1,833,290)

Net Realized and Change in Unrealized Gain on Investments (Note 2)

Net realized gain on investments	19,401,308
Net change in unrealized appreciation on investments	75,714,445

Net Realized and Change in Unrealized Gain on Investments	95,115,753

Net Increase in Partners’ Capital – Net Assets Resulting from Operations	$93,282,463

The accompanying notes are an integral part of these financial statements.

4

NB Crossroads Private Markets Fund V Holdings LP

Statement of Changes in Partners’ Capital – Net Assets

For the year ended March 31, 2021 (Audited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2020	$137,674,251	$1,356,875	$139,031,126
Capital contributions	44,344,662	481,732	44,826,394
Capital distributions	(65,610)	-	(65,610)
Net investment loss	(3,428,999)	(34,636)	(3,463,635)
Net realized gain on investments	7,433,267	75,083	7,508,350
Net change in unrealized depreciation on investments	90,081,612	909,915	90,991,527
Net change in incentive carried interest	(2,162,642)	2,162,642	-
Partners' capital at March 31, 2021	$273,876,541	$4,951,611	$278,828,152

For the six months ended September 30, 2021 (Unaudited)

	Partners' Capital	Special Limited Partner	Total
Partners' committed capital	$334,676,696	$3,380,573	$338,057,269

Partners' capital at April 1, 2021	$273,876,541	$4,951,611	$278,828,152
Capital contributions	3,346,766	33,806	3,380,572
Capital distributions	(98,508)	-	(98,508)
Net investment loss	(1,814,957)	(18,333)	(1,833,290)
Net realized gain on investments	19,207,295	194,013	19,401,308
Net change in unrealized appreciation on investments	74,957,301	757,144	75,714,445
Net change in incentive carried interest	(6,385,995)	6,385,995	-
Partners' capital at September 30, 2021	$363,088,443	$12,304,236	$375,392,679

The accompanying notes are an integral part of these financial statements.

5

NB Crossroads Private Markets Fund V Holdings LP

Statement of Cash Flows

For the six months ended September 30, 2021 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Partners' Capital – Net Assets resulting from operations	$93,282,463
Adjustments to reconcile net change in Partners’ Capital – Net Assets resulting from operations to net cash used in operating activities:
Purchases of investments	(41,543,651)
Proceeds received from investments	32,043,460
Reclassification to short term investment	(3,906,089)
Net realized gain on investments	(19,401,308)
Net change in unrealized (appreciation) depreciation on investments	(75,714,445)
Net change in accretion of PIK dividend	(191,571)
Changes in assets and liabilities related to operations
(Increase) decrease in prepaid insurance	(28,059)
(Increase) decrease in deferred financing costs	57,217
(Increase) decrease in interest receivable	2
Increase (decrease) in due to Affiliate	98,237
Increase (decrease) in professional fees payable	(42,754)
Increase (decrease) in administration service fees payable	6,839
Increase (decrease) in other payables	90,818

Net cash provided by (used in) operating activities	(15,248,841)

CASH FLOWS FROM FINANCING ACTIVITIES

Borrowings from line of credit	10,500,000
Contributions from Partners	3,380,572
Distributions to Partners	(98,508)

Net cash provided by (used in) financing activities	13,782,064

Net change in cash and cash equivalents	(1,466,777)
Cash and cash equivalents at the beginning of the period	1,466,777

Cash and cash equivalents at the end of the period	$-

Noncash activities
Distributions totaling $98,508 were made to the TE Fund and TE Advisory Fund for taxes paid and/or accrued on behalf of the TE Fund and TE Advisory Fund.

The accompanying notes are an integral part of these financial statements.

6

NB Crossroads Private Markets Fund V Holdings LP

Financial Highlights

	For the six months ended September 30, 2021 (Unaudited)	For the year ended March 31, 2021	For the year ended March 31, 2020	Period from May 18, 2018 (Commencement of Operations) through March 31, 2019
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD	$1,349.34	$862.22	$876.74	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(8.77)	(18.52)	(39.11)	(185.04)
Net realized and unrealized gain on investments	454.78	506.00	24.62	61.78
Net increase (decrease) in net assets resulting from operations after incentive carried interest	446.01	487.48	(14.49)	(123.26)

DISTRIBUTIONS TO PARTNERS:
Net change in Partners' Capital - Net Assets due to distributions to Partners	(0.46)	(0.36)	(0.03)	-
NET ASSET VALUE, END OF PERIOD	$1,794.89	$1,349.34	$862.22	$876.74
TOTAL NET ASSET VALUE RETURN (1), (2), (3)	33.06%	56.56%	(1.65)%	(2.91	)%(4)

RATIOS AND SUPPLEMENTAL DATA:
Partners' Capital - Net Assets, end of period in thousands (000's)	$375,393	$278,828	$139,031	$41,349
Ratios to Average Partners' Capital - Net Assets: (5) (6)
Expenses excluding incentive carried interest	1.31%	2.15%	4.82%	27.10%
Net change in incentive carried interest	2.12%	1.23%	-	-
Expenses including incentive carried interest	3.43%	3.38%	4.82%	27.10%
Net investment loss excluding incentive carried interest	(1.18)%	(1.95)%	(4.36)%	(25.30)%
Portfolio Turnover Rate (7)	10.02%	7.86%	4.13%	0.00%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest (8)	39.89%	29.60%	(5.96)%	(9.80)%
Internal Rate of Return after incentive carried interest (8)	38.33%	28.94%	(5.96)%	(9.80)%

(1)	Selected data for a unit of Master Fund Interest outstanding throughout each period.
(2)	Total investment return, based on per unit net asset value, reflects the changes in net asset value based on the effects of organizational costs, the performance of the Master Fund during the period and assumes distributions, if any, were reinvested. The Master Fund's units are not traded in any market; therefore, the market value total investment return is not calculated.
(3)	Total investment return is not annualized.
(4)	Total return and the ratios to average Partners' Capital - Net Assets is calculated for the Master Fund taken as a whole. Total return is calculated using a commitment-weighted rate of return methodology based the timing of closings during the period May 18, 2018 (Commencement of Operations) through March 31, 2019. As a result, an on individual Partner's return may vary from these returns and ratios based on the timing of their capital transactions.
(5)	Ratios do not reflect the Master Fund's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds.
(6)	For the six months ended September 30, 2021, the ratios are annualized. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the expense and net investment loss ratios are based on a very limited operating period and, as such, may not be meaningful.
(7)	Proceeds received from investments are included in the portfolio turnover rate.
(8)	The Internal Rate of Return is computed based on the actual dates of the cash inflows and outflows since inception and the ending net assets at the end of the period as of each measurement date. For the period May 18, 2018 (Commencement of Operations) through March 31, 2019, the Internal Rate of Return is based on a limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these financial statements.

7

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

1. Organization

NB Crossroads Private Markets Fund V Holdings LP (the “Master Fund”) is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Master Fund was organized as a Delaware limited partnership on March 30, 2017. The Master Fund commenced operations on May 18, 2018 (the “Initial Closing”). The term of the Master Fund will continue until December 31, 2028, the end of the year following the tenth anniversary of the Initial Closing, subject to two one-year extensions which may be approved by the Board of Directors of the Master Fund (the “Board” or the “Board of Directors”). Thereafter, the term of the Master Fund may be extended by consent of a majority-in-interest of its limited partners (“Partners”) as defined in the Master Fund’s limited partnership agreement (the “LP Agreement”).

The Master Fund’s investment objective is to provide attractive risk-adjusted returns. The Master Fund seeks to achieve its objective by investing in a diversified global portfolio of high quality third-party private equity funds (“Portfolio Funds”) including secondary investments in underlying Portfolio Funds acquired from investors in such Portfolio Funds (each, a “Secondary Investment”), and by co-investing directly in portfolio companies alongside Portfolio Funds and other private equity firms (each, a “Co-Investment”). Neither the Master Fund nor the Registered Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Master Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

NB Crossroads Private Markets Fund V (TI) LP (the “TI Fund”), NB Crossroads Private Markets Fund V (TI) Advisory LP (the “TI Advisory Fund”), NB Crossroads Private Markets Fund V (TE) LP (the “TE Fund”) and NB Crossroads Private Markets Fund V (TE) Advisory LP (the “TE Advisory Fund” and together with the TI Fund, TI Advisory Fund and TE Fund, the “Feeder Funds”) each pursue their investment objectives by investing substantially all of their assets in the Master Fund. Each Feeder Fund is a Delaware limited partnership that is registered under the Investment Company Act as a non-diversified, closed-end management investment company. The TE Fund and the TE Advisory Fund invest indirectly in the Master Fund through NB Crossroads Private Markets Fund V (Offshore), Client LP (the “Offshore Client Fund”) and NB Crossroads Private Markets Fund V (Offshore), Advisory LP (the “Offshore Advisory Fund”), each a Cayman Islands exempted partnership. The percentage of the TE Fund and TE Advisory Fund’s partners’ capital owned by the Offshore Client Fund and Offshore Advisory Fund is 100% and 100% respectively. The financial position and results of operations of the Offshore Client Fund and Offshore Advisory Fund have been consolidated within the TE Fund’s and TE Advisory Fund’s consolidated financial statements, respectively. The Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds have the same investment objective and substantially the same investment policies as the Master Fund (except that the Offshore Client Fund, Offshore Advisory Fund and the Feeder Funds pursue their investment objectives by investing in the Master Fund).

The Board has overall responsibility to manage and supervise the operations of the Master Fund. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are

8

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

customarily exercised by directors of a typical investment company registered under the Investment Company Act. The Board has engaged Neuberger Berman Investment Advisers LLC (“NBIA” or “Registered Investment Adviser”) and NB Alternatives Advisers LLC (“NBAA” or “Sub-Adviser”) to provide investment advice regarding the selection of the Master Fund’s investments and to manage the day-to-day operations of the Master Fund.

The Master Fund operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as partners of the Master Fund.  As of September 30, 2021, the TI Fund’s, TI Advisory Fund’s, TE Fund’s and TE Advisory Fund’s ownership of the Master Fund’s Partners’ contributed capital was 57.51%, 4.23%, 29.89% and 7.37%, respectively, with a NB affiliate’s (“Special Limited Partner”) (who is also a Partner of the Master Fund) percentage ownership of the Master Fund’s Partners’ contributed capital being 1%.

2. Significant Accounting Policies

The Master Fund meets the definition of an investment company and follows the accounting and reporting guidance as issued through Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its financial statements.

A. Basis of Accounting

The Master Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The books and records of the Master Fund are maintained in U.S. dollars.

B. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

C. Valuation of Investments

The Master Fund computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Registered Investment Adviser and the Sub-Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

The Board has approved the Procedures pursuant to which the Master Fund values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Sub-Adviser general responsibility for determining the value of the assets held by the Master Fund.  The value of the Master Fund’s interests is based on information reasonably available at the time the valuation is made and the Sub-Adviser believes to be reliable.

9

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

It is expected that most of the Portfolio Funds in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Portfolio Fund investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to a Portfolio Fund, the Sub-Adviser generally will value the Master Fund’s investment in the Portfolio Fund based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a direct co-investment as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund's results of operations and financial condition.

10

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital - Net Assets by level within the valuation hierarchy as of September 30, 2021.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$20,428,119	$77,994,497	$98,422,616
Small and Mid-cap Buyout	-	-	24,639,031	173,104,417	197,743,448
Special Situations	-	-	7,153,825	22,578,643	29,732,468
Venture	-	-	-	57,180,419	57,180,419
Money Market Fund	3,906,089	-	-	-	3,906,089
Total	$3,906,089	$-	$52,220,975	$330,857,976	$386,985,040

Significant Unobservable Inputs

As of September 30, 2021, the Master Fund had investments valued at $386,985,040. The fair value of investments valued at $330,857,976 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of September 30,2021.

			Unobservable Inputs
Investments	Fair Value 09/30/2021	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$20,428,119	Market Approach	LTM EBITDA	20.2x	N/A

Small and Mid-cap Buyout	18,803,989	Market Approach	LTM EBITDA	9.5x - 12.0x	10.7x

Small and Mid-cap Buyout	5,835,042	Recent transactional value	N/A	N/A	N/A

Special Situations	7,153,825	Market Approach	LTM EBITDA	14.1x - 19.0x	16.5x

Total	$52,220,975

1 Inputs weighted based on fair value of investments in range.

During the six months ended September 30, 2021, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$-	$2,964,537

During the six months ended September 30, 2021 change in unrealized appreciation and realized gains from Level 3 investments were $19,922,063 and $1,108,495, respectively.

11

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during the six months ended September 30, 2021.

The estimated remaining life of the Master Fund’s Portfolio Funds as of September 30, 2021 is one to ten years, with the possibility of extensions by each of the Portfolio Funds.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short-term investments which are readily convertible into cash and have an original maturity of three months or less. UMB Bank N.A. serves as the Master Fund’s custodian.

Cash and cash equivalents can include deposits in money market accounts, which are classified as Level 1 assets. As of September 30, 2021, the Master Fund held $3,906,089, in an overnight sweep that is deposited into a money market account.

E. Investment Gains and Losses

The Master Fund records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Master Fund recognizes within the Statement of Operations its share of realized gains or (losses), the Master Fund's change in net unrealized appreciation/(depreciation) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Master Fund may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Changes in unrealized appreciation/(depreciation) on investments within the Statement of Operations includes the Master Fund’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Master Fund and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Master Fund will be to liquidate such investment and distribute proceeds to Partners, under certain circumstances when deemed appropriate by the Board, a Partner may receive in-kind distributions from the Master Fund.

F. Income Taxes

The Master Fund is a limited partnership that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to the individual partners and, accordingly, there is no provision for income taxes reflected in these financial statements. The Master Fund has a tax year end of December 31.

Differences arise in the computation of Partners’ capital for financial reporting in accordance with GAAP and Partners’ capital for federal and state income tax reporting. These differences are primarily due to the fact that change in unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

12

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

The cost of the Portfolio Funds for federal income tax purposes is based on amounts reported to the Master Fund on Schedule K-1 from the Portfolio Funds. As of September 30, 2021, the Master Fund had not received information to determine the tax cost of the investments. Based on the amounts reported to the Master Fund on Schedule K-1 as of December 31, 2020, and after adjustment for purchases and sales between December 31, 2020 and September 30, 2021, the estimated cost of the investments at September 30, 2021, for federal income tax purposes aggregated $188,294,466. The net unrealized appreciation for federal income tax purposes was estimated to be $194,784,485. The net unrealized appreciation consisted of gross unrealized appreciation and gross unrealized depreciation of $194,957,178 and $172,693, respectively.

The Master Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of December 31, 2020, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations is from the year 2018 forward (with limited exceptions). FASB ASC 740-10, Income Taxes requires the Registered Investment Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Registered Investment Adviser has reviewed the Master Fund’s tax positions for the current tax period and has concluded that no provision for taxes is required in the Master Fund’s financial statements for the six months ended September 30, 2021. The Master Fund recognizes interest and penalties, if any, related to unrecognized tax liabilities as income tax expense in the Statement of Operations. During the six months ended September 30, 2021, the Master Fund did not incur any interest or penalties.

G. Restrictions on Transfers

Interests of the Master Fund (“Interests”) are generally not transferable. No Partner may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in the Board’s sole discretion, and in compliance with applicable securities and tax laws.

H. Fees of the Portfolio Funds

Each Portfolio Fund will charge its investors (including the Master Fund) expenses, including asset-based management fees and performance-based fees, which are referred to as an allocation of profits. In addition to the Master Fund level expenses shown on the Master Fund’s Statement of Operations, Partners of the Master Fund will indirectly bear the fees and expenses charged by the Portfolio Funds. These fees are reflected in the valuations of the Portfolio Funds and are not reflected in the ratios to average net assets in the Master Fund’s Financial Highlights.

I. Master Fund Expenses

The Master Fund bears all expenses incurred in the course of business on an accrual basis, including, but not limited to, the following: Advisory Fees (as defined herein); investment related expenses; legal fees; administration; auditing; tax preparation fees; custodial fees; cost of insurance; registration expenses; Independent Directors’ fees (as defined herein); and expenses of meetings of the Board.

13

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

J. Foreign Currency Translation

The Master Fund has foreign investments which require the Master Fund to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar equivalent using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

Contributed capital to and distributions received from these foreign Portfolio Funds are translated into the U.S. dollar equivalent using exchange rates on the date of the transaction.

Conversion gains and losses resulting from changes in foreign exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. The Master Fund does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Service Fee and Related Party Transactions

The Registered Investment Adviser provides investment advisory services to the Master Fund and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Registered Investment Adviser provides certain management and administrative services to the Feeder Funds, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Master Fund pays the Registered Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears based on an annual rate of 0.85% following the Master Fund’s Commencement of Operations through the end of year eight and then 0.30% for the remaining life of the Master Fund, in each case based on the Partners’ total capital commitments. For the six months ended September 30, 2021, the Master Fund incurred Advisory Fees totaling $1,436,743.

Pursuant to an Administrative and Accounting Services Agreement, the Master Fund retains UMB Fund Services, Inc. (the “Administrator”), a subsidiary of UMB Financial Corporation, to provide administration, custodial, accounting, tax preparation and investor services to the Master Fund. In consideration for these services, the Master Fund pays the Administrator a tiered fee between 0.01% and 0.02%, based on the first day of each calendar quarter’s net assets, subject to a minimum quarterly fee. In accordance with the service level agreement additional fees may be charged for out of scope services and quarterly filings made on behalf of the Master Fund. For the six months ended September 30, 2021, the Master Fund incurred administration service fees totaling $106,522.

The Board consists of six directors, each of whom is not an “interested person” of the Master Fund as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Directors”). Currently, the Independent Directors are each paid an annual retainer of $175,000 for serving on the boards of the funds in the fund complex. Compensation to the Board is paid and expensed by the Master Fund on a quarterly basis. The Independent Directors are also reimbursed for out of pocket expenses in connection with providing their services to the Master Fund. For the six months ended September 30, 2021, the Master Fund incurred $87,500 in Independent Directors’ fees.

14

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

4. Capital Commitments from Partners

At September 30, 2021, commitments from Partners totaled $338,057,269. Capital contributions received by the Master Fund with regard to satisfying Partner commitments totaled $193,537,786, which represents approximately 57.3% of committed capital at September 30, 2021.

Capital contributions will be credited to Partners’ capital accounts and units will be issued when paid. Capital contributions will be determined based on a percentage of commitments. During the six months ended September 30, 2021, the Master Fund issued 2,505.35 units.

The net profits or net losses of the Master Fund are allocated to Partners in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on Partners’ percentage interests, as defined in the Master Fund's LP Agreement.

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to Partners at such times and in such amounts as determined by the Board of Directors in its sole discretion and in accordance with Partners’ respective percentage interests, as defined in the Master Fund’s LP Agreement. As of September 30, 2021, the Master Fund has not made any distributions to Partners. Distributions from the Master Fund are made in the following priority:

(a) First, to Partners of the Master Fund until they have received a 125% return of all drawn capital commitments; and

(b) Then, a 93.0% - 7.0% split between the Partners and the Special Limited Partner (as defined in Note 1), respectively. The Special Limited Partner will not collect any of the incentive carried interest that it may have earned until after the fourth anniversary of the Final Closing.

Incentive carried interest is accrued based on the NAV of the Feeder Funds at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Partners’ Capital – Net Assets discloses the amount payable and paid to the Special Limited Partner in the period in which it occurs. At September 30, 2021, the accrued and unpaid Incentive Carried Interest was $8,548,637.

5. Capital Commitments of the Master Fund to Investments

As of September 30, 2021, the Master Fund had total capital commitments of $332,891,614 to the investments with remaining unfunded commitments to the investments totaling $101,936,496 as listed below:

Assets:	Unfunded Commitment
Large-cap Buyout	$22,064,250
Small and Mid-cap Buyout	61,303,029
Special Situations	11,856,516
Venture	6,712,701
Total	$101,936,496

15

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

6. Description of the Investments

Due to the nature of the Portfolio Funds, the Master Fund generally cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds or sponsor of the Co-Investment. The Master Fund has no right to demand repayment of its investment in the Portfolio Funds or Co-Investments.

The following underlying investments represents 5% or more of Partners’ Capital – Net Assets of the Master Fund.

THL Equity Fund VIII Investors (Automate), L.P. represents 6.28% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2021. The fund invests in a company that manufactures automated warehousing and storage systems.

NB Bluebird S.à.r.l. represents 5.44% of Partners’ Capital – Net Assets of the Master Fund as of September 30, 2021. The fund invests in a company that owns and operates a used vehicle exchange in Europe.

7. Line of Credit

The Master Fund entered into a revolving line of credit agreement (the “Credit Agreement”) with Bank OZK, dated December 19, 2018, under which the Master Fund can borrow an aggregate principal amount of $25,000,000 for the temporary financing of investments and payment of expenses under the specified terms. The line of credit is secured by the Master Fund’s unfunded Partners’ capital commitments. The Credit Agreement has a maturity date of December 17, 2021.

As of September 30, 2021, there was $10,500,000 outstanding principal owed to the bank by the Master Fund. Interest is charged on the outstanding principal amount at a rate per annum that is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”). Additionally, a commitment fee is charged on the daily unused portion. During the six months ended September 30, 2021, the Master Fund had an average outstanding principal of $7,615,385, with an average interest rate of 5.0%. During the period, the Master Fund incurred $111,458 of interest expense, as presented in the Statement of Operations. In relation to entering the Credit Agreement, the Master Fund incurred origination fees and other legal costs (“Financing Costs”). These Financing Costs will be amortized over the term of the loan. During the six months ended September 30, 2021, the Master Fund expensed $57,216 of Financing Costs as shown in the Statement of Operations.

8. Indemnifications

In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on the Registered Investment Adviser’s experience, the risk of loss from such claims is considered remote.

16

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

Many of the Portfolio Funds’ partnership agreements contain provisions that allow them to recycle or recall distributions made to the Master Fund. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Liquidity, Industry, Currency and Capital Call Risk

Due to the inherent uncertainty of valuations, estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the difference could be material. The Master Fund’s investments are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Master Fund may have a concentration of investments, as permitted by its registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Master Fund will be able to realize the value of such investments in a timely manner if at all.

The Master Fund believes that its liquidity and capital resources are adequate to satisfy its operational needs as well as the continuation of its investment program.

If the Master Fund defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Master Fund’s investment in the Portfolio Fund. This may impair the ability of the Master Fund to pursue its investment program, force the Master Fund to borrow or otherwise impair the value of the Master Fund’s investments (including the complete devaluation of the Master Fund). In addition, defaults by Partners on their commitments to the Master Fund, may cause the Master Fund to, in turn, default on its commitment to a Portfolio Fund. In this case, the Master Fund, and especially the non-defaulting Partners, will bear the penalties of such default as outlined above. While the Registered Investment Adviser has taken steps to mitigate this risk, there is no guarantee that such measures will be sufficient or successful.

10. Other Matters

The outbreak of the novel coronavirus in many countries has, among other things, disrupted global travel and supply chains, and adversely impacted global commercial activity. The impact of the virus may continue to affect the economies of many nations, individual companies and the global securities and commodities markets, including liquidity and volatility, in ways that cannot necessarily be foreseen at the present time. The fluidity of the situation precludes any prediction as to its ultimate impact, which may have a continued effect on the economic and market

17

NB Crossroads Private Markets Fund V Holdings LP

Notes to the Financial Statements

September 30, 2021 (Unaudited)

conditions. Such conditions, which may be across industries, sectors, or geographies, have impacted and may continue to impact the Master Fund’s portfolio companies.

11. Subsequent Events

The Master Fund has evaluated events subsequent to September 30, 2021, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

18

NB Crossroads Private Markets Fund V Holdings LP

Supplemental Information

September 30, 2021 (Unaudited)

Proxy Voting and Portfolio Holdings

A description of the Master Fund’s policies and procedures used to determine how to vote proxies relating to the Master Fund’s portfolio securities, as well as information regarding proxy votes cast by the Master Fund (if any) during the most recent twelve month period ended June 30, is available without charge, upon request, by calling the Master Fund at 212-476-8800 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Master Fund did not receive any proxy solicitations during the six months ended September 30, 2021.

The Master Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Master Fund’s N-PORT filings are available in the EDGAR database on the SEC’s website at www.sec.gov or by calling Neuberger Berman at 212-476-8800.

19

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2021 (Unaudited)

Advisory and Sub-Advisory Agreement Approval

The Board of Directors (the "Board") of NB Crossroads Private Markets Fund V Holdings LP (the "Master Fund") considered the approval of the Investment Advisory Agreement between the Master Fund and Neuberger Berman Investment Advisers LLC ("NBIA") and the Sub-Advisory Agreement between NBIA, on behalf of the Master Fund, and NB Alternatives Advisers LLC ("NBAA" and, together with NBIA, "Neuberger Berman"), at an executive session of the Independent Directors held on July 15, 2021 and a Board meeting held on July 26, 2021. The Board is comprised solely of Independent Directors, and, in connection with its deliberations regarding matters relating to the Investment Advisory Agreement and the Sub-Advisory Agreement (together, the "Agreements"), the Independent Directors were represented and assisted by independent legal counsel. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

In determining whether to approve each Agreement, the Board noted that it had, through its counsel, requested certain information in connection with the approval of the Agreements and discussed with management of Neuberger Berman certain matters. The Board considered all information it deemed reasonably necessary to evaluate the terms of the Agreements. The Board reviewed materials furnished by NBIA and NBAA, including information regarding NBIA and NBAA, their affiliates, personnel, operations and NBIA's financial condition. The Board's counsel reviewed with the Board its duties and responsibilities under state and common law and under the Investment Company Act with respect to the approval of investment advisory agreements.

The Board reviewed and considered NBIA's financial condition, noting that both NBIA and NBAA are wholly-owned, indirect subsidiaries of Neuberger Berman Group LLC. Specifically, the Board reviewed and considered financial statements of NBIA and other financial information for NBIA. The Board determined that NBIA is solvent and sufficiently well capitalized to perform the ongoing responsibilities to the Master Fund and to satisfy its obligations under the Investment Company Act and the Investment Advisory Agreement.

The Board discussed and reviewed the Advisory Fee, together with the fee paid by NBIA to NBAA out of the Advisory Fee (the "Sub-Advisory Fee"), and the appropriateness of such Advisory Fee. The Board reviewed and considered how the Advisory Fee and Sub-Advisory Fee for the Master Fund reflects the economies of scale for the benefit of the members of the Master Fund, noting that economies of scale are realized when a fund's assets increase significantly and that the Master Fund did not have increasing assets. During its discussion of the Advisory Fee and Sub-Advisory Fee, the Board also considered the incentive carried interest to be received by NBIA or its affiliate. The Board also reviewed and considered the fees or other payments to be received by NBIA, NBAA and their affiliates, including any distribution and service fee payable by the Master Funds' feeder funds, NB Crossroads Private Markets Fund V (TE) LP, NB Crossroads Private Markets Fund V (TI) LP, NB Crossroads Private Markets Fund V (TE) Advisory LP and NB Crossroads Private Markets Fund V (TI) Advisory LP, to an

20

NB Crossroads Private Markets Fund V Holdings LP

Advisory and Sub-Advisory Agreement Approval

September 30, 2021 (Unaudited)

affiliate. Specifically, the Board reviewed and considered a comparison of fees charged by investment advisers to fund peers of the Master Fund, and fees charged by NBIA, NBAA or their affiliates with respect to other funds of funds programs. The Board noted, in comparing fee structures of the Master Fund with those of non-registered funds, the additional administrative, financial reporting and legal services provided by Neuberger Berman to the Master Fund. The Board concluded that the Advisory Fee and Sub-Advisory Fee were reasonable.

The Board discussed and reviewed the nature, extent and quality of services rendered to the Master Fund by NBIA and NBAA. The Board discussed the structure and capabilities of Neuberger Berman, including technology and operation support, which support the services provided to the Master Fund. The Board also considered Neuberger Berman's extensive administrative and compliance infrastructure. The Board also reviewed and discussed the experience and qualifications of key personnel of Neuberger Berman, including the qualifications of the portfolio managers to manage the Master Fund, including their experience managing funds of private funds, including other registered funds of private equity funds that the Board oversees, and the background and expertise of the key personnel and amount of time they would be able to devote to the Master Fund's affairs. There was also a discussion on performance analytics and the various indices and benchmarks used for the Master Fund. The Board concluded that, in light of the particular requirements of the Master Fund, it was satisfied with the professional qualifications and overall commitment to the Master Fund of the portfolio management team.

The Board discussed Neuberger Berman's profitability and, after reviewing this information, and other information discussed at the meetings, determined that the profitability relating to the Master Fund was not disproportionately large so that it bore no reasonable relationship to the services rendered and also determined that, given the overall performance of the Master Fund and Neuberger Berman's service levels, the current profitability of Neuberger Berman resulting from its relationship to the Master Fund was not excessive.

The Board also continued its review in an executive session in which independent legal counsel was present. At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Directors, determined to approve the continuance of the Agreements. In approving the continuation of the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Neuberger Berman, of NBIA and NBAA and the services provided to the Fund by NBIA and NBAA. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations and compliance infrastructure of the Fund and the investment management and other services provided under the Agreements, including information on the comparative and absolute investment performance of the Fund. Certain aspects of these arrangements may receive greater scrutiny in some years than in others, and the Board's conclusions may be based, in part, on their consideration of the Fund's arrangements, or substantially similar arrangements for other NBAA-advised funds that the Board oversees, in prior years.

21

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the report to partners filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual reports.

(b) As of September 30, 2021:

Neuberger Berman Private Equity’s PIPCO investment team is responsible for the day-to-day management of the Fund and serves as the day-to-day interface with the members of the Private Investment Portfolio and Co-Investment Investment Committee (the “Investment Committee”), which serve as the Fund’s Portfolio Fund Managers. The Investment Committee and other senior private equity investment personnel also have responsibility for managing private equity investments made on behalf of third-party investors, sourcing new investment opportunities, performing due diligence on all new investment opportunities and monitoring existing investments.

Since the Registrant’s most recent annual report on Form N-CSR, Elizabeth Traxler was added as a member of the Investment Committee. The information below is with respect to Elizabeth Traxler, who joined the Investment Committee effective August 2021.

Elizabeth Traxler is a Managing Director of Neuberger Berman and a senior member of the Private Investment Portfolios & Co-Investments team. She is also a member of the Private Investment Portfolios, Co-investments and the Secondary Investment Committees. Prior to joining Neuberger Berman in 2008, Ms. Traxler was at Wachovia Capital Partners (now known as Pamlico Capital), where she focused on making direct growth equity and buyout investments across a broad range of industries. Ms. Traxler also worked at Wachovia Securities in the Leveraged Capital Group, which provided senior and mezzanine debt for private equity-backed transactions. She is currently a Board Observer for several private companies and Advisory Board member for a number of private equity funds. Ms. Traxler received an M.B.A. from the Kellogg School of Management at Northwestern University and a B.A., cum laude, in Economics from Vanderbilt University.

Other Accounts Managed as of September 30, 2021:

The following tables set forth information about funds and accounts other than the Registrant for which Elizabeth Traxler, as a member of the Investment Committee, is primarily responsible for the day-to-day portfolio management as of September 30, 2021. Registered investment companies in a “master-feeder” structure are counted as one investment company for purposes for determining the number of accounts managed.

Elizabeth Traxler

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
7	$1,409,414,891	29	$20,341,123,051	104	$30,888,628,364

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees	Number with Performance-Based Fees	Total Assets with Performance-Based Fees
7	$1,409,414,891	29	$20,341,123,051	104	$30,888,628,364

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if a Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has policies that seek to allocate opportunities on a fair and equitable basis, taking into consideration the investment objectives and strategies and any legal, tax or regulatory considerations.

Compensation Structure of Portfolio Manager(s) or Management Team Members - As of September 30, 2021:

Neuberger Berman’s compensation philosophy is one that focuses on rewarding performance and incentivizing our employees. We are also focused on creating a compensation process that we believe is fair, transparent, and competitive with the market.

Compensation for the Fund’s Portfolio Management Team consists of fixed (salary) and variable (bonus) compensation but is more heavily weighted on the variable portion of total compensation and is paid from a team compensation pool made available to the portfolio management team with which the portfolio manager is associated. The size of the team compensation pool is determined based on a formula that takes into consideration a number of factors including the pre-tax revenue that is generated by that particular portfolio management team, less certain adjustments. The bonus portion of the compensation for a portfolio manager is discretionary and is determined on the basis of a variety of criteria, including investment performance (including the aggregate multi-year track record), utilization of central resources (including research, sales and operations/support), business building to further the longer term sustainable success of the investment team, effective team/people management, and overall contribution to the success of Neuberger Berman.

The terms of our long-term retention incentives are as follows:

•	Employee-Owned Equity. Certain employees (i.e., senior leadership and investment professionals) participate in Neuberger Berman’s equity ownership structure, which was designed to incentivize and retain key personnel. In addition, in prior years certain employees may have elected to have a portion of their compensation delivered in the form of equity.

For confidentiality and privacy reasons, Neuberger Berman cannot disclose individual equity holdings or program participation.

•	Contingent Compensation. Certain employees may participate in the Neuberger Berman Group Contingent Compensation Plan (the “CCP”) to serve as a means to further align the interests of our employees with the success of the firm and the interests of our clients, and to reward continued employment. Under the CCP, up to 20% of a participant’s annual total compensation in excess of $500,000 is contingent and subject to vesting. The contingent amounts are maintained in a notional account that is tied to the performance of a portfolio of Neuberger Berman investment strategies as specified by the firm on an employee-by-employee basis. By having a participant’s contingent compensation tied to Neuberger Berman investment strategies, each employee is given further incentive to operate as a prudent risk manager and to collaborate with colleagues to maximize performance across all business areas. In the case of members of investment teams, including Portfolio Managers, the CCP is currently structured so that such employees have exposure to the investment strategies of their respective teams as well as the broader Neuberger Berman portfolio.

•	Restrictive Covenants. Most investment professionals, including Portfolio Fund Managers, are subject to notice periods and restrictive covenants which include employee and client non-solicit restrictions as well as restrictions on the use of confidential information. In addition, depending on participation levels, certain senior professionals who have received equity grants have also agreed to additional notice and transition periods and, in some cases, non-compete restrictions.

Disclosure of Securities Ownership

As of September 30, 2021, Elizabeth Traxler did not own any interest in the Registrant.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which partners may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) The Fund did not engage in any securities lending activity during the period ended September 30, 2021.

(b) The Fund did not engage in any securities lending activity and did not engage a securities lending agent during the period ended September 30, 2021.

Item 13. Exhibits.

(a)(1)	Not applicable

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act is furnished herewith.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NB Crossroads Private Markets Fund V (TE) LP

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President

Date: December 9, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James Bowden
James Bowden
Chief Executive Officer and President
(Principal Executive Officer)

Date: December 9, 2021

By	/s/ Mark Bonner
Mark Bonner
Treasurer
(Principal Financial Officer)

Date: December 9, 2021